CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Analysis of Receivables and Other Current Assets by Due Date (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Trade receivables	€ 349,176	€ 261,380
Receivables from financing activities	1,661,632	1,451,158
Tax receivables	15,918	11,616
Other current assets (excluding prepayments)	73,780	76,382
Total	2,100,506	1,800,536
Overdue
Disclosure of financial assets [line items]
Trade receivables	47,151	35,935
Receivables from financing activities	107,203	82,029
Tax receivables	0	0
Other current assets (excluding prepayments)	391	0
Total	154,745	117,964
Due within one year
Disclosure of financial assets [line items]
Trade receivables	302,025	225,445
Receivables from financing activities	237,414	223,841
Tax receivables	11,454	11,616
Other current assets (excluding prepayments)	73,389	76,382
Total	624,282	537,284
Due between one and five years
Disclosure of financial assets [line items]
Trade receivables	0	0
Receivables from financing activities	1,226,598	1,076,552
Tax receivables	4,464	0
Other current assets (excluding prepayments)	0	0
Total	1,231,062	1,076,552
Due beyond five years
Disclosure of financial assets [line items]
Trade receivables	0	0
Receivables from financing activities	90,417	68,736
Tax receivables	0	0
Other current assets (excluding prepayments)	0	0
Total	€ 90,417	€ 68,736